USCA All Terrain Fund
Schedule of Investments
December 31, 2025

Cost	Value
INVESTMENTS IN PRIVATE INVESTMENT COMPANIES [b] - 0.00% [a]
TOTAL INVESTMENTS IN PRIVATE INVESTMENT COMPANIES
(Cost $0)	$-

Total Investments (Cost $0) - 0.00% [a]	$-
Other Assets in Excess of Liabilities (100.00)% [a]	1,449,312
TOTAL NET ASSETS - 100.00%[a]	$1,449,312

Footnotes
[a] Percentages are stated as a percent of net assets.
[b] There are no unfunded capital commitments for private investments.